Revenue - Disaggregation (Details) - CAD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Reportable Segments Member
Disclosure Of Disaggregation Of Revenue From Contracts With Customers [line items]
Revenue From Contracts With Customers	$ 1,474,984	$ 1,800,073
Uranium [Member]
Disclosure Of Disaggregation Of Revenue From Contracts With Customers [line items]
Revenue From Contracts With Customers	1,054,993	1,416,125
Fuel Services [Member]
Disclosure Of Disaggregation Of Revenue From Contracts With Customers [line items]
Revenue From Contracts With Customers	404,277	377,296
Other Segment [Member]
Disclosure Of Disaggregation Of Revenue From Contracts With Customers [line items]
Revenue From Contracts With Customers	15,714	6,652
Fixed price Contracts Member | Reportable Segments Member
Disclosure Of Disaggregation Of Revenue From Contracts With Customers [line items]
Revenue From Contracts With Customers	703,344	769,259
Fixed price Contracts Member | Uranium [Member]
Disclosure Of Disaggregation Of Revenue From Contracts With Customers [line items]
Revenue From Contracts With Customers	307,858	410,376
Fixed price Contracts Member | Fuel Services [Member]
Disclosure Of Disaggregation Of Revenue From Contracts With Customers [line items]
Revenue From Contracts With Customers	384,065	355,552
Fixed price Contracts Member | Other Segment [Member]
Disclosure Of Disaggregation Of Revenue From Contracts With Customers [line items]
Revenue From Contracts With Customers	11,421	3,331
Market Price Contracts Member [Member] | Reportable Segments Member
Disclosure Of Disaggregation Of Revenue From Contracts With Customers [line items]
Revenue From Contracts With Customers	771,640	1,030,814
Market Price Contracts Member [Member] | Uranium [Member]
Disclosure Of Disaggregation Of Revenue From Contracts With Customers [line items]
Revenue From Contracts With Customers	747,135	1,005,749
Market Price Contracts Member [Member] | Fuel Services [Member]
Disclosure Of Disaggregation Of Revenue From Contracts With Customers [line items]
Revenue From Contracts With Customers	20,212	21,744
Market Price Contracts Member [Member] | Other Segment [Member]
Disclosure Of Disaggregation Of Revenue From Contracts With Customers [line items]
Revenue From Contracts With Customers	4,293	3,321
Americas [Member] | Reportable Segments Member
Disclosure Of Disaggregation Of Revenue From Contracts With Customers [line items]
Revenue From Contracts With Customers	847,828	802,514
Americas [Member] | Uranium [Member]
Disclosure Of Disaggregation Of Revenue From Contracts With Customers [line items]
Revenue From Contracts With Customers	547,257	593,182
Americas [Member] | Fuel Services [Member]
Disclosure Of Disaggregation Of Revenue From Contracts With Customers [line items]
Revenue From Contracts With Customers	287,802	206,011
Americas [Member] | Other Segment [Member]
Disclosure Of Disaggregation Of Revenue From Contracts With Customers [line items]
Revenue From Contracts With Customers	12,769	3,321
Europe [Member] | Reportable Segments Member
Disclosure Of Disaggregation Of Revenue From Contracts With Customers [line items]
Revenue From Contracts With Customers	298,934	450,760
Europe [Member] | Uranium [Member]
Disclosure Of Disaggregation Of Revenue From Contracts With Customers [line items]
Revenue From Contracts With Customers	218,879	323,565
Europe [Member] | Fuel Services [Member]
Disclosure Of Disaggregation Of Revenue From Contracts With Customers [line items]
Revenue From Contracts With Customers	77,110	123,864
Europe [Member] | Other Segment [Member]
Disclosure Of Disaggregation Of Revenue From Contracts With Customers [line items]
Revenue From Contracts With Customers	2,945	3,331
Asia [Member] | Reportable Segments Member
Disclosure Of Disaggregation Of Revenue From Contracts With Customers [line items]
Revenue From Contracts With Customers	328,222	546,799
Asia [Member] | Uranium [Member]
Disclosure Of Disaggregation Of Revenue From Contracts With Customers [line items]
Revenue From Contracts With Customers	288,857	499,378
Asia [Member] | Fuel Services [Member]
Disclosure Of Disaggregation Of Revenue From Contracts With Customers [line items]
Revenue From Contracts With Customers	39,365	47,421
Asia [Member] | Other Segment [Member]
Disclosure Of Disaggregation Of Revenue From Contracts With Customers [line items]
Revenue From Contracts With Customers	$ 0	$ 0